RidgeWorth Virginia Intermediate Municipal Bond Fund
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND Summary Section A Shares and I Shares
Investment Objective
The Virginia Intermediate Municipal Bond Fund (the “Fund”) seeks high current income exempt from regular federal and Virginia income taxes, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 89 of the Fund’s prospectus and Rights of Accumulation on page 75 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Virginia Intermediate Municipal Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Virginia Intermediate Municipal Bond Fund	A Shares	I Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.15%	none
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.74%	0.59%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Virginia Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	547	700	867	1,350
I Shares	60	189	329	738

Expense Example, No Redemption RidgeWorth Virginia Intermediate Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	547	700	867	1,350
I Shares	60	189	329	738

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Virginia commonwealth income tax. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), tries to manage risk by buying investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued sectors and less in overvalued sectors. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser expects that the Fund’s average-weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Virginia may subject the Fund to economic and government policies of the State.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2014 was 3.97%.

Best Quarter	Worst Quarter
4.47%	-3.37%
(9/30/2009)	(12/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2013)
Average Annual Total Returns RidgeWorth Virginia Intermediate Municipal Bond Fund	1 Year	5 Years	10 Years
A Shares	(2.25%)	3.95%	3.40%
I Shares	(2.01%)	4.12%	3.56%
I Shares Returns After Taxes on Distributions	(3.50%)	2.74%	2.23%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(0.98%)	2.78%	2.33%
Barclays U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	(1.05%)	4.80%	4.07%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.